DERIVATIVE LIABILITIES (Details Narrative)	Dec. 31, 2023 USD ($)	Feb. 12, 2021 $ / shares shares	Sep. 30, 2024	Feb. 12, 2024 USD ($)	Jan. 05, 2024 $ / shares
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 0.55
Derivative Liability | $				$ 0
Measurement Input, Share Price [Member]
Derivative Liability, Measurement Input	11.60		11.60
Convertible Notes Payable Outstanding and Derivative Liability [Member]
Debt Instrument, Repaid, Principal | $	$ 0
Platinum Point Capital, LLC [Member]
Number of warrants granted | shares		25,000
Warrants and Rights Outstanding, Term		3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 11.60